Investments - Operating Lease Asset - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended				9 Months Ended				11 Months Ended	12 Months Ended
	Feb. 02, 2023	Feb. 02, 2023	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating ground lease assets			$ 53,897,000				$ 53,897,000				$ 52,068,000	$ 57,245,000
Rental revenue		$ 234,000	705,000	[1]	$ 780,000	[1]	$ 2,268,000	[1]	$ 2,186,000	[1]	2,577,000	$ 2,966,000	$ 2,812,000
Renewal period												5 years
Option to extend							true					true
Ground leases
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating ground lease assets			53,900,000				$ 53,900,000					$ 57,200,000
Lease costs	$ 273,000		945,000		1,000,000		2,900,000		2,800,000		3,200,000	4,000,000	3,300,000
Rental revenue	$ 234,000		$ 705,000		$ 780,000		$ 2,300,000		$ 2,200,000		$ 2,600,000	$ 3,000,000	$ 2,800,000
Weighted average discount rate												5.70%
Weighted average remaining non-cancelable lease term												24 years
Option to extend												true
Ground leases | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ground lease remaining terms												87 years
Renewal period												10 years
Ground leases | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ground lease remaining terms												1 year
Renewal period												2 years

[1]	Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.